Leases	12 Months Ended
Dec. 31, 2024
Lease liabilities [abstract]
Leases	Leases
The Group leases office and laboratory facilities in Schlieren, Switzerland. These leases generally have terms between 2 and 10 years and contain extension or terminations options exercisable by the Group up to one year before the end of the non‑cancellable contract period. These terms are used to maximize operational flexibility in terms of managing contracts. The options to extend are held by the Company and the termination options are held both by the Company and the lessor. As of December 31, 2020, the Group exercised the option to extend the lease on its facilities in Schlieren by five years with a new lease term ending on December 31, 2026. The earliest contractual termination date for both the lessor and the Group on the major real estate lease is December 31, 2025. For information about the right-of-use assets please also see note 6.
Set out below are the carrying amounts of the lease liabilities and the movements during the period:

in CHF thousands	2024	2023
as at January 1,	3,652	4,850
Additions / new leases	—	—
Remeasurements	—	—
Recognition of interest on lease liabilities	24	34
Payments	(1,232)	(1,232)
Balance as at December 31,	2,444	3,652
Current	1,217	1,208
Non-current	1,227	2,444
Balance as at December 31,	2,444	3,652

The following are the expense amounts recognized in the consolidated statement of profit or loss and other comprehensive result. No expenses for leasing of low-value assets nor for short term leases were incurred for the years ended December 31, 2024, 2023 and 2022.

in CHF thousands	2024	2023	2022
Depreciation on right-of-use assets	1,200	1,200	1,200
Interest expense on lease liabilities	24	34	43
Total amount recognized in profit or loss	1,224	1,234	1,243
The total cash outflow for leases for the year ended December 31, 2024 amounted to TCHF 1,232 (year ended December 31, 2023 TCHF 1,232; year ended December 31, 2022 TCHF 1,232).

Contractual maturities of financial liabilities at December 31, 2024 in CHF thousands
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	More than 5 years	Total contractual cash-flows	Carrying Amount lease liabilities
Lease liabilities	1,232	1,232	—	—	2,464	2,444

Contractual maturities of financial liabilities at December 31, 2023 in CHF thousands
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	More than 5 years	Total contractual cash-flows	Carrying Amount lease liabilities
Lease liabilities	1,232	1,232	1,232	—	3,696	3,652